Cover	Apr. 16, 2026
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	001-33137
Registrant Name	EMERGENT BIOSOLUTIONS INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	14-1902018
Entity Address, Address Line One	300 Professional Drive
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20879
City Area Code	240
Local Phone Number	631-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	EBS
Security Exchange Name	NYSE
Central Index Key	0001367644
Amendment Flag	false
Document Period End Date	Apr. 16, 2026
Document Information [Line Items]
Document Type	8-K